Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
Accounts payable	$1,292,163	$1,678,839
Accrued liabilities	100,849	300,134
Accounts payable and accrued liabilities	$1,393,012	$1,978,973